Other accounts payable (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current
Income tax payable		$ 3,162	$ 5,650
Total current		30,510	35,553
Sociedad Minera Cerro Verde S.A.A. [Member]
Current
Royalties and mining taxes in dispute (a)	[1]	87,499	95,120
Income tax payable		34,716
Other		4,250	4,260
Total current		126,465	99,380
Non-current
Mining royalties, interests and penalties 2009-Sept. 2011 (b)	[2]	248,537	362,464
Excess of salaries limit of workers profit sharing		36,855	17,260
Total other accounts payable		$ 285,392	$ 379,724

[1]	December 31, 2020 December 31, 2019US$(000)US$(000)CurrentRoyalties and mining taxes in dispute (a) 87,499 95,120Income tax assessment (b) 34,716 —Other 4,250 4,260Total current 126,465 99,380Non-currentRoyalties and mining taxes in dispute (a) 248,537 362,464Excess of salaries limit of workers profit sharing (c) 36,855 17,260Total non-current 285,392 379,724The balance as of December 31, 2020, corresponds to the remaining balance from the monthly payments of the installment programs for disputed mining royalties for the period January 2009 through September 2011 and for the years 2012 and 2013 and special mining tax for the period October 2011 through December 2013, totaling US$336.0 million (US$457.6 million as of December 31, 2019), including interest and penalties of US$186.5 million (US$256.1 million as of December 31, 2019) (see Note 13(d)).Corresponds to interest and penalties related to income tax assessments for the year 2013, which will be paid in the first quarter of 2021.
[2]	As of December 31, 2020, represents the excess salaries limit in workers profit sharing to be transferred to the Regional Government and the National Fund for Employment’s Promotion and Training (FONDOEMPLEO). This is related to adjustments of previous years income tax assessments (recognized in 2020 mainly as a result of the international arbitration proceeding initiated by the Company (see Note 13(d)).This amount includes interest of US$16.6 million.